Concentrations	12 Months Ended
Dec. 31, 2025
Bank First Retirement Plan
Concentrations
Concentrations

NOTE 3 - Concentrations

The Plan’s investments that represented 10 percent or more of the Plan’s net assets available for benefits as of December 31, 2025 and 2024 are as follows:

	DECEMBER 31,
	2025	2024
Common Stock
* Bank First Corporation	$22,368,772	$21,920,086
*	Represents party-in-interest